Capital Stock (Details 2)	12 Months Ended
Aug. 31, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants (in shares)	23,681,052
Private placement financing agent warrants dated September 1, 2016 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants (in shares)	73,616
Exercise price (in dollars per share) | $ / shares	$ 0.8718
Expiry date	Sep. 01, 2021
Private placement financing agent warrants dated September 26, 2016 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants (in shares)	214,285
Exercise price (in dollars per share) | $ / shares	$ 0.9515
Expiry date	Sep. 26, 2021
Convertible Debenture Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants (in shares)	3,002,037
Exercise price (in dollars per share) | $ / shares	$ 1.2125
Expiry date	Jul. 27, 2023
Private Placement Financing Agent Warrants Dated December 232020 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants (in shares)	2,777,268
Exercise price (in dollars per share) | $ / shares	$ 1.50
Expiry date	Dec. 23, 2023
Private Placement Financing Agent Warrants Dated Feburary 112021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants (in shares)	16,461,539
Exercise price (in dollars per share) | $ / shares	$ 0.80
Expiry date	Feb. 11, 2026
Private Placement Financing Broker Warrants February 112021 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants (in shares)	1,152,307
Exercise price (in dollars per share) | $ / shares	$ 0.80
Expiry date	Feb. 11, 2026